Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000097931
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive Growth ETF Portfolio
Class Name	Class 1
Trading Symbol	TAG1
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,341	$11,196
Dec-2017	$13,688	$13,640
Dec-2018	$12,375	$13,042
Dec-2019	$15,431	$17,149
Dec-2020	$17,425	$20,304
Dec-2021	$20,851	$26,132
Dec-2022	$17,568	$21,399
Dec-2023	$20,690	$27,025
Dec-2024	$23,216	$33,786
Dec-2025	$27,665	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Aggressive Growth ETF Portfolio	19.17%	9.69%	10.71%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 282,709,472
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 234,546
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$282,709,472 Number of Portfolio Holdings13 Advisory Fee $234,546 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.9%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.1%
Equity	98.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	18.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	13.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	8.9%
Vanguard FTSE Emerging Markets ETF	6.1%
iShares MSCI Emerging Markets ex China ETF	5.1%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%
State Street SPDR Portfolio S&P 500 Growth ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Aggressive Growth ETF Portfolio will change to TOPS Aggressive ETF Portfolio.
C000097930
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive Growth ETF Portfolio
Class Name	Class 2
Trading Symbol	TAG2
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,316	$11,196
Dec-2017	$13,623	$13,640
Dec-2018	$12,277	$13,042
Dec-2019	$15,269	$17,149
Dec-2020	$17,206	$20,304
Dec-2021	$20,529	$26,132
Dec-2022	$17,270	$21,399
Dec-2023	$20,269	$27,025
Dec-2024	$22,699	$33,786
Dec-2025	$26,973	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Aggressive Growth ETF Portfolio	18.83%	9.41%	10.43%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 282,709,472
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 234,546
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$282,709,472 Number of Portfolio Holdings13 Advisory Fee $234,546 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.9%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.1%
Equity	98.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	18.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	13.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	8.9%
Vanguard FTSE Emerging Markets ETF	6.1%
iShares MSCI Emerging Markets ex China ETF	5.1%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%
State Street SPDR Portfolio S&P 500 Growth ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Aggressive Growth ETF Portfolio will change to TOPS Aggressive ETF Portfolio.
C000158839
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive Growth ETF Portfolio
Class Name	Investor Class
Trading Symbol	TAGI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,322	$9,765
Dec-2016	$10,475	$10,932
Dec-2017	$12,463	$13,319
Dec-2018	$11,189	$12,735
Dec-2019	$13,882	$16,745
Dec-2020	$15,594	$19,826
Dec-2021	$18,575	$25,517
Dec-2022	$15,577	$20,896
Dec-2023	$18,241	$26,389
Dec-2024	$20,378	$32,991
Dec-2025	$24,155	$38,890

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Aggressive Growth ETF Portfolio	18.53%	9.15%	9.99%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 282,709,472
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 234,546
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$282,709,472 Number of Portfolio Holdings13 Advisory Fee $234,546 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.9%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.1%
Equity	98.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	18.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	13.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	8.9%
Vanguard FTSE Emerging Markets ETF	6.1%
iShares MSCI Emerging Markets ex China ETF	5.1%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%
State Street SPDR Portfolio S&P 500 Growth ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Aggressive Growth ETF Portfolio will change to TOPS Aggressive ETF Portfolio.
C000211504
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive Growth ETF Portfolio
Class Name	Service Class
Trading Symbol	TAGS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.51%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Dec-2019	$10,742	$11,119
Dec-2020	$12,104	$13,165
Dec-2021	$14,442	$16,944
Dec-2022	$12,149	$13,876
Dec-2023	$14,259	$17,523
Dec-2024	$15,968	$21,907
Dec-2025	$18,975	$25,824

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Aggressive Growth ETF Portfolio	18.83%	9.41%	10.08%
S&P 500® Index	17.88%	14.42%	15.28%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 282,709,472
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 234,546
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$282,709,472 Number of Portfolio Holdings13 Advisory Fee $234,546 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.9%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.1%
Equity	98.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	18.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	13.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	8.9%
Vanguard FTSE Emerging Markets ETF	6.1%
iShares MSCI Emerging Markets ex China ETF	5.1%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%
State Street SPDR Portfolio S&P 500 Growth ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Aggressive Growth ETF Portfolio will change to TOPS Aggressive ETF Portfolio.
C000097924
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Class 1
Trading Symbol	TB1
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Balanced ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,822	$11,196
Dec-2017	$12,034	$13,640
Dec-2018	$11,386	$13,042
Dec-2019	$13,238	$17,149
Dec-2020	$14,378	$20,304
Dec-2021	$15,812	$26,132
Dec-2022	$14,074	$21,399
Dec-2023	$15,728	$27,025
Dec-2024	$16,836	$33,786
Dec-2025	$19,053	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	13.17%	5.79%	6.66%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 152,620,020
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 135,607
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$152,620,020 Number of Portfolio Holdings25 Advisory Fee $135,607 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Collateral for Securities Loaned	1.0%
Money Market Funds	2.0%
Fixed Income	48.2%
Equity	49.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.1%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
State Street SPDR Portfolio Short Term Corporate ETF	7.0%
State Street SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Short-Term Treasury ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000097925
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Class 2
Trading Symbol	TB2
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Balanced ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,791	$11,196
Dec-2017	$11,973	$13,640
Dec-2018	$11,299	$13,042
Dec-2019	$13,099	$17,149
Dec-2020	$14,199	$20,304
Dec-2021	$15,565	$26,132
Dec-2022	$13,829	$21,399
Dec-2023	$15,405	$27,025
Dec-2024	$16,461	$33,786
Dec-2025	$18,577	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	12.85%	5.52%	6.39%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 152,620,020
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 135,607
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$152,620,020 Number of Portfolio Holdings25 Advisory Fee $135,607 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Collateral for Securities Loaned	1.0%
Money Market Funds	2.0%
Fixed Income	48.2%
Equity	49.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.1%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
State Street SPDR Portfolio Short Term Corporate ETF	7.0%
State Street SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Short-Term Treasury ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000211501
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Service Class
Trading Symbol	TBS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Balanced ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Dec-2019	$10,611	$11,119
Dec-2020	$11,502	$13,165
Dec-2021	$12,608	$16,944
Dec-2022	$11,194	$13,876
Dec-2023	$12,461	$17,523
Dec-2024	$13,307	$21,907
Dec-2025	$15,012	$25,824

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Balanced ETF Portfolio	12.81%	5.47%	6.28%
S&P 500® Index	17.88%	14.42%	15.28%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 152,620,020
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 135,607
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$152,620,020 Number of Portfolio Holdings25 Advisory Fee $135,607 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Collateral for Securities Loaned	1.0%
Money Market Funds	2.0%
Fixed Income	48.2%
Equity	49.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.1%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
State Street SPDR Portfolio Short Term Corporate ETF	7.0%
State Street SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Short-Term Treasury ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000158836
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Investor Class
Trading Symbol	TBI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Balanced ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,630	$9,765
Dec-2016	$10,361	$10,932
Dec-2017	$11,436	$13,319
Dec-2018	$10,771	$12,735
Dec-2019	$12,470	$16,745
Dec-2020	$13,480	$19,826
Dec-2021	$14,738	$25,517
Dec-2022	$13,057	$20,896
Dec-2023	$14,515	$26,389
Dec-2024	$15,470	$32,991
Dec-2025	$17,417	$38,890

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	12.59%	5.26%	6.10%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 152,620,020
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 135,607
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$152,620,020 Number of Portfolio Holdings25 Advisory Fee $135,607 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Collateral for Securities Loaned	1.0%
Money Market Funds	2.0%
Fixed Income	48.2%
Equity	49.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.1%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard S&P 500 ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
State Street SPDR Portfolio Short Term Corporate ETF	7.0%
State Street SPDR Portfolio S&P 500 Value ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Short-Term Treasury ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000097922
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Class 1
Trading Symbol	TC1
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Conservative ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,616	$11,196
Dec-2017	$11,369	$13,640
Dec-2018	$11,087	$13,042
Dec-2019	$12,421	$17,149
Dec-2020	$13,319	$20,304
Dec-2021	$14,217	$26,132
Dec-2022	$12,994	$21,399
Dec-2023	$14,226	$27,025
Dec-2024	$15,111	$33,786
Dec-2025	$16,681	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	10.39%	4.61%	5.25%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 47,226,080
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 42,789
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,226,080 Number of Portfolio Holdings25 Advisory Fee $42,789 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.2%
Equity	29.8%
Fixed Income	68.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Total International Bond ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000097923
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Class 2
Trading Symbol	TC2
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Conservative ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,582	$11,196
Dec-2017	$11,305	$13,640
Dec-2018	$11,002	$13,042
Dec-2019	$12,290	$17,149
Dec-2020	$13,155	$20,304
Dec-2021	$14,004	$26,132
Dec-2022	$12,764	$21,399
Dec-2023	$13,937	$27,025
Dec-2024	$14,773	$33,786
Dec-2025	$16,272	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	10.15%	4.34%	4.99%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 47,226,080
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 42,789
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,226,080 Number of Portfolio Holdings25 Advisory Fee $42,789 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.2%
Equity	29.8%
Fixed Income	68.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Total International Bond ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000211500
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Service Class
Trading Symbol	TCS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Conservative ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Dec-2019	$10,494	$11,119
Dec-2020	$11,233	$13,165
Dec-2021	$11,958	$16,944
Dec-2022	$10,899	$13,876
Dec-2023	$11,901	$17,523
Dec-2024	$12,615	$21,907
Dec-2025	$13,895	$25,824

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Conservative ETF Portfolio	10.15%	4.34%	5.05%
S&P 500® Index	17.88%	14.42%	15.28%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 47,226,080
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 42,789
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,226,080 Number of Portfolio Holdings25 Advisory Fee $42,789 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.2%
Equity	29.8%
Fixed Income	68.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Total International Bond ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000158835
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Investor Class
Trading Symbol	TCI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Conservative ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,731	$9,765
Dec-2016	$10,287	$10,932
Dec-2017	$10,968	$13,319
Dec-2018	$10,684	$12,735
Dec-2019	$11,896	$16,745
Dec-2020	$12,691	$19,826
Dec-2021	$13,487	$25,517
Dec-2022	$12,258	$20,896
Dec-2023	$13,357	$26,389
Dec-2024	$14,127	$32,991
Dec-2025	$15,506	$38,890

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	9.76%	4.09%	4.77%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 47,226,080
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 42,789
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,226,080 Number of Portfolio Holdings25 Advisory Fee $42,789 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.2%
Equity	29.8%
Fixed Income	68.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Total International Bond ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000097929
Shareholder Report [Line Items]
Fund Name	TOPS Growth ETF Portfolio
Class Name	Class 1
Trading Symbol	TG1
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,260	$11,196
Dec-2017	$13,313	$13,640
Dec-2018	$12,172	$13,042
Dec-2019	$14,894	$17,149
Dec-2020	$16,670	$20,304
Dec-2021	$19,486	$26,132
Dec-2022	$16,650	$21,399
Dec-2023	$19,381	$27,025
Dec-2024	$21,531	$33,786
Dec-2025	$25,473	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Growth ETF Portfolio	18.31%	8.85%	9.80%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 316,528,218
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 260,170
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$316,528,218 Number of Portfolio Holdings20 Advisory Fee $260,170 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.0%
Fixed Income	13.1%
Equity	84.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.9%
Vanguard FTSE Developed Markets ETF	17.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	10.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.9%
State Street SPDR Portfolio S&P 500 Value ETF	5.0%
State Street SPDR Portfolio S&P 500 Growth ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Growth ETF Portfolio will change to TOPS Moderately Aggressive ETF Portfolio.
C000097928
Shareholder Report [Line Items]
Fund Name	TOPS Growth ETF Portfolio
Class Name	Class 2
Trading Symbol	TG2
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,232	$11,196
Dec-2017	$13,248	$13,640
Dec-2018	$12,085	$13,042
Dec-2019	$14,752	$17,149
Dec-2020	$16,473	$20,304
Dec-2021	$19,194	$26,132
Dec-2022	$16,372	$21,399
Dec-2023	$19,006	$27,025
Dec-2024	$21,056	$33,786
Dec-2025	$24,844	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Growth ETF Portfolio	17.99%	8.56%	9.53%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 316,528,218
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 260,170
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$316,528,218 Number of Portfolio Holdings20 Advisory Fee $260,170 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.0%
Fixed Income	13.1%
Equity	84.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.9%
Vanguard FTSE Developed Markets ETF	17.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	10.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.9%
State Street SPDR Portfolio S&P 500 Value ETF	5.0%
State Street SPDR Portfolio S&P 500 Growth ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Growth ETF Portfolio will change to TOPS Moderately Aggressive ETF Portfolio.
C000211503
Shareholder Report [Line Items]
Fund Name	TOPS Growth ETF Portfolio
Class Name	Service Class
Trading Symbol	TGS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	0.51%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Dec-2019	$10,716	$11,119
Dec-2020	$11,966	$13,165
Dec-2021	$13,943	$16,944
Dec-2022	$11,893	$13,876
Dec-2023	$13,806	$17,523
Dec-2024	$15,295	$21,907
Dec-2025	$18,047	$25,824

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Growth ETF Portfolio	17.99%	8.56%	9.25%
S&P 500® Index	17.88%	14.42%	15.28%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 316,528,218
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 260,170
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$316,528,218 Number of Portfolio Holdings20 Advisory Fee $260,170 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.0%
Fixed Income	13.1%
Equity	84.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.9%
Vanguard FTSE Developed Markets ETF	17.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	10.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.9%
State Street SPDR Portfolio S&P 500 Value ETF	5.0%
State Street SPDR Portfolio S&P 500 Growth ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Growth ETF Portfolio will change to TOPS Moderately Aggressive ETF Portfolio.
C000158838
Shareholder Report [Line Items]
Fund Name	TOPS Growth ETF Portfolio
Class Name	Investor Class
Trading Symbol	TGI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,341	$9,765
Dec-2016	$10,429	$10,932
Dec-2017	$12,154	$13,319
Dec-2018	$11,069	$12,735
Dec-2019	$13,474	$16,745
Dec-2020	$15,004	$19,826
Dec-2021	$17,450	$25,517
Dec-2022	$14,841	$20,896
Dec-2023	$17,188	$26,389
Dec-2024	$18,989	$32,991
Dec-2025	$22,358	$38,890

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Growth ETF Portfolio	17.74%	8.30%	9.12%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 316,528,218
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 260,170
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$316,528,218 Number of Portfolio Holdings20 Advisory Fee $260,170 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.0%
Fixed Income	13.1%
Equity	84.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	20.9%
Vanguard FTSE Developed Markets ETF	17.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	10.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	5.9%
State Street SPDR Portfolio S&P 500 Value ETF	5.0%
State Street SPDR Portfolio S&P 500 Growth ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Growth ETF Portfolio will change to TOPS Moderately Aggressive ETF Portfolio.
C000097926
Shareholder Report [Line Items]
Fund Name	TOPS Moderate Growth ETF Portfolio
Class Name	Class 1
Trading Symbol	TMG1
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,079	$11,196
Dec-2017	$12,672	$13,640
Dec-2018	$11,836	$13,042
Dec-2019	$14,102	$17,149
Dec-2020	$15,629	$20,304
Dec-2021	$17,680	$26,132
Dec-2022	$15,442	$21,399
Dec-2023	$17,575	$27,025
Dec-2024	$19,154	$33,786
Dec-2025	$22,122	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Moderate Growth ETF Portfolio	15.50%	7.20%	8.26%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 241,702,230
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 207,460
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$241,702,230 Number of Portfolio Holdings23 Advisory Fee $207,460 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.9%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.1%
Fixed Income	33.2%
Equity	64.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.0%
Vanguard FTSE Developed Markets ETF	13.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.9%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Moderate Growth ETF Portfolio will change to TOPS Moderate ETF Portfolio.
C000097927
Shareholder Report [Line Items]
Fund Name	TOPS Moderate Growth ETF Portfolio
Class Name	Class 2
Trading Symbol	TMG2
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$11,052	$11,196
Dec-2017	$12,611	$13,640
Dec-2018	$11,743	$13,042
Dec-2019	$13,963	$17,149
Dec-2020	$15,443	$20,304
Dec-2021	$17,422	$26,132
Dec-2022	$15,175	$21,399
Dec-2023	$17,220	$27,025
Dec-2024	$18,742	$33,786
Dec-2025	$21,578	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Moderate Growth ETF Portfolio	15.13%	6.92%	7.99%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 241,702,230
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 207,460
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$241,702,230 Number of Portfolio Holdings23 Advisory Fee $207,460 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.9%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.1%
Fixed Income	33.2%
Equity	64.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.0%
Vanguard FTSE Developed Markets ETF	13.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.9%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Moderate Growth ETF Portfolio will change to TOPS Moderate ETF Portfolio.
C000211502
Shareholder Report [Line Items]
Fund Name	TOPS Moderate Growth ETF Portfolio
Class Name	Service Class
Trading Symbol	TMGS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Dec-2019	$10,660	$11,119
Dec-2020	$11,777	$13,165
Dec-2021	$13,284	$16,944
Dec-2022	$11,576	$13,876
Dec-2023	$13,123	$17,523
Dec-2024	$14,269	$21,907
Dec-2025	$16,425	$25,824

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Moderate Growth ETF Portfolio	15.11%	6.88%	7.72%
S&P 500® Index	17.88%	14.42%	15.28%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 241,702,230
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 207,460
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$241,702,230 Number of Portfolio Holdings23 Advisory Fee $207,460 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.9%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.1%
Fixed Income	33.2%
Equity	64.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.0%
Vanguard FTSE Developed Markets ETF	13.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.9%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Moderate Growth ETF Portfolio will change to TOPS Moderate ETF Portfolio.
C000158837
Shareholder Report [Line Items]
Fund Name	TOPS Moderate Growth ETF Portfolio
Class Name	Investor Class
Trading Symbol	TMGI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks and bonds remained resilient in 2025, overcoming concerns about the U.S. job market and AI (artificial intelligence) spending at year end to post above average results. The TOPS strategies benefited from diversification and strategic allocation, leading the portfolios to favorable results.

For the year, large-cap growth (S&P 500 Growth Total Return Index) rose +22.2%. Large-cap value (S&P 500 Value Total Return Index) was up +13.2%. Mid-cap equities (S&P MidCap 400 Total Return Index) gained +7.5%, while small caps (S&P Small Cap 600 Total Return Index) were up +12.2%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) led leading globally, up +34.9%. Emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) was up +34.6%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) gained +27.9%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) were +24.5%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) finished up +19.0%. Mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +8.5%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) were up +8.6%, and corporate bonds (ICE BofA US Corporate Index) gained +7.8%. Intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) were up +7.5%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) gained +6.1%, short-term corporates (Bloomberg US Corporate 1-3 Year Index) were up +5.9%, and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) returned +5.2%. Floating-rate corporates (Bloomberg US FRN &lt;5 Years Index) finished up +5.1%. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) rose +3.0%. Year-to-date, global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) were up +30.3%. The global real estate sector (FTSE EPRA Nareit Global REITs Net Tax Index) gained +7.2%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,474	$9,765
Dec-2016	$10,383	$10,932
Dec-2017	$11,720	$13,319
Dec-2018	$10,959	$12,735
Dec-2019	$12,989	$16,745
Dec-2020	$14,319	$19,826
Dec-2021	$16,119	$25,517
Dec-2022	$14,012	$20,896
Dec-2023	$15,863	$26,389
Dec-2024	$17,208	$32,991
Dec-2025	$19,766	$38,890

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Moderate Growth ETF Portfolio	14.87%	6.66%	7.63%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 241,702,230
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 207,460
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$241,702,230 Number of Portfolio Holdings23 Advisory Fee $207,460 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.9%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	2.1%
Fixed Income	33.2%
Equity	64.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.0%
Vanguard FTSE Developed Markets ETF	13.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.9%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	4.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2026, please be advised that the name of TOPS Moderate Growth ETF Portfolio will change to TOPS Moderate ETF Portfolio.